Significant Accounting Policies: Intangible Assets, Policy (Details) (USD $)	12 Months Ended			36 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2016
Details
Value of customer contracts and franchises	$ 26,501,859
Amortization expense, intangible assets	2,617,618	2,342,178	1,100,798
Annual amortization expense				$ 3,153,666